Risk management and financial instruments (Carrying Value and Estimated Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair Value
Derivative [Line Items]
Cash and cash equivalents	$ 319.0	$ 242.7
Current portion of long-term debt	88.0	68.3
Long-term debt	1,763.5	2,574.8
Fair Value | Seadrill
Derivative [Line Items]
Current portion of long-term debt to related party	145.8	40.4
Long-term portion of debt to related party	160.2	306.1
Related party deferred and contingent consideration	245.8	137.0
Carrying Value
Derivative [Line Items]
Cash and cash equivalents	319.0	242.7
Current portion of long-term debt	105.3	76.5
Long-term debt	3,487.0	3,227.4
Carrying Value | Seadrill
Derivative [Line Items]
Current portion of long-term debt to related party	145.8	40.4
Long-term portion of debt to related party	160.2	306.1
Related party deferred and contingent consideration	$ 245.8	$ 137.0